SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 29, 2022	Jun. 15, 2022	May 25, 2021	May 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021	Oct. 02, 2022	Aug. 11, 2022	Jul. 31, 2022	Apr. 01, 2022	Apr. 01, 2021	Feb. 29, 2020
Product Information [Line Items]
Uncertain tax positions									$ 921,977	$ 904,643				$ 921,977	$ 904,643
Credit card receivables					$ 1,100,000		$ 1,100,000		3,300,000	6,200,000
Cash equivalents held in bank accounts					1,300,000		1,300,000		1,400,000	1,600,000
Accounts receivable due					1,757,494		1,757,494		1,682,958	1,514,359
Inventory Write-down									635,137	1,095,068
Deferred revenue					159,021		159,021		344,071	1,200,000
Sales commission expense					1,500,000	$ 4,900,000	3,900,000	$ 9,900,000	16,300,000	29,400,000
Compensation awards									2,300,000	3,000,000.0
Compensatory expense									186,264	3,600,000
Stock based compensation fully vested									2,500,000	530,335
Payments to acquire notes receivable							241,942		579,790	204,879
Notes receivable					951,262		951,262		601,520	209,199
Impairment losses							709,320		601,520
Investment in securities					6,500,000		6,500,000
Inventory							433,714		108,055
Other Asset													$ 1,000,000
Proceeds from loans				$ 1,000,000.0
Loan payable					6,000,000.0		6,000,000.0			1,000,000.0
Gains losses on extinguishment of debt			$ 1,000,000.0				350,320	$ 1,040,400	$ 1,040,400
Annual rate												8.00%
Debt Principal and interest amount					131,691
Debt instrument, face amount												$ 10,000,000
Debt instrument fee amount												$ 600,000
Accrued interest					$ 648,000		648,000			$ 8,922	$ 60,667
Linden Real Estate Holdings LLC [Member]
Product Information [Line Items]
Proceeds from loans		$ 5,522,829
Loan payable		$ 5,700,000
Annual rate		8.00%
American Pacific Bancorp Inc [Member]
Product Information [Line Items]
Proceeds from loans		$ 5,522,829
Loan payable		5,700,000
Debt instrument principal and interest		$ 43,897					$ 43,897
Revolving Promissory Note Agreement [Member]
Product Information [Line Items]
Payments to acquire notes receivable	$ 125,000
Investment [Member]
Product Information [Line Items]
Membership interest rate									20.00%
Investment [Member] | Minimum [Member]
Product Information [Line Items]
Membership interest rate									20.00%
Investment [Member] | Maximum [Member]
Product Information [Line Items]
Membership interest rate									50.00%
One Thousand Forty Four Pro LLC [Member] | Revolving Promissory Note Agreement [Member]
Product Information [Line Items]
Membership interest rate	20.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Nutraceutical Products [Member]
Product Information [Line Items]
Concentration risk, percentage					20.00%	22.00%	70.00%	42.00%	33.00%	52.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Coffee and Coffee Related Products [Member]
Product Information [Line Items]
Concentration risk, percentage									32.00%	17.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Weight Management Products [Member]
Product Information [Line Items]
Concentration risk, percentage							10.00%	14.00%	11.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Other Health And Wellness Products [Member]
Product Information [Line Items]
Concentration risk, percentage									17.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Health and Wellness Products [Member]
Product Information [Line Items]
Concentration risk, percentage								99.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Health And Wellness [Member]
Product Information [Line Items]
Concentration risk, percentage										30.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Coffee and Other Functional Beverages [Member]
Product Information [Line Items]
Concentration risk, percentage					7.00%	64.00%	20.00%	28.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Weight Management Related Products [Member]
Product Information [Line Items]
Concentration risk, percentage					9.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customers [Member]
Product Information [Line Items]
Concentration risk, percentage					62.00%	68.00%	63.00%	69.00%	66.00%	71.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Recurring Customers [Member]
Product Information [Line Items]
Concentration risk, percentage					39.00%	34.00%	38.00%	32.00%	32.00%	43.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | New Customer [Member]
Product Information [Line Items]
Concentration risk, percentage									34.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Independent Distributors [Member]
Product Information [Line Items]
Concentration risk, percentage					38.00%	32.00%	37.00%	31.00%	34.00%	29.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | New Customers [Member]
Product Information [Line Items]
Concentration risk, percentage					23.00%	34.00%	25.00%	37.00%		28.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customers and Independent Distributors [Member]
Product Information [Line Items]
Concentration risk, percentage							93.00%	84.00%	87.00%	94.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer [Member]
Product Information [Line Items]
Concentration risk, percentage									50.00%	54.00%
Revenue Benchmark [Member] | Product Concentration Risk [Member] | Health and Wellness Products [Member]
Product Information [Line Items]
Concentration risk, percentage										99.00%
Revenue Benchmark [Member] | Weight Management Products [Member] | Health And Wellness [Member]
Product Information [Line Items]
Concentration risk, percentage								15.00%
Revenue Benchmark [Member] | Weight Management Products [Member] | Weight Management Related Products [Member]
Product Information [Line Items]
Concentration risk, percentage						16.00%
Revenue Benchmark [Member] | Consolidated Product Purchases [Member] | Nutraceutical Products [Member]
Product Information [Line Items]
Concentration risk, percentage					93.00%	55.00%	93.00%	55.00%
Purchases [Member] | Supplier Concentration Risk [Member] | Third Party [Member]
Product Information [Line Items]
Concentration risk, percentage									64.00%	99.00%
Purchases [Member] | Supplier Concentration Risk [Member] | Third Party [Member] | South Korean [Member]
Product Information [Line Items]
Concentration risk, percentage									33.00%
Purchases [Member] | Supplier Concentration Risk [Member] | Third Party [Member] | Korean [Member]
Product Information [Line Items]
Concentration risk, percentage						45.00%		45.00%
Services Offered on Subscription Basis [Member]
Product Information [Line Items]
Deferred revenue					$ 73,748		$ 73,748		$ 70,968	$ 153,216
Customers Right of Return [Member]
Product Information [Line Items]
Deferred revenue					61,824		61,824		63,890	95,780
Customer Loyalty Points [Member]
Product Information [Line Items]
Deferred revenue					94,097		94,097		$ 68,287	0
Building Improvements [Member]
Product Information [Line Items]
Property, Plant and Equipment, Useful Life									39 years
Furniture and Fixtures [Member]
Product Information [Line Items]
Property, Plant and Equipment, Useful Life									3 years
Office Equipment [Member]
Product Information [Line Items]
Property, Plant and Equipment, Useful Life									5 years
Computer Equipment [Member]
Product Information [Line Items]
Property, Plant and Equipment, Useful Life									3 years
Software Development [Member]
Product Information [Line Items]
Property, Plant and Equipment, Useful Life									3 years
Leasehold Improvements [Member]
Product Information [Line Items]
Property plant and equipment useful life									shorter of the remaining lease term or estimated useful live of the asset
One Merchant Processor [Member]
Product Information [Line Items]
Credit card receivables					$ 1,100,000		$ 1,100,000		$ 3,000,000.0	4,900,000
Accounts receivable due									$ 1,500,000	$ 1,500,000